Common Stock	12 Months Ended
Dec. 31, 2021
Common Stock [Abstract]
COMMON STOCK

NOTE 11 – COMMON STOCK

The Company was incorporated on April 21, 1999 with an authorized share capital of 25,000,000 common stock with a par value of $0.001 per share.

On March 5, 2019, the total number of authorized shares were increased to 1,800,000,000 common stock with a par value of $0.0001 per share.